Assets and Liabilities Recorded Based upon their Estimated Fair Values at Date of Acquisition (Detail) (TA Triumph-Adler AG, JPY ¥) In Millions	Jan. 21, 2009
TA Triumph-Adler AG
Business Acquisition [Line Items]
Current assets	¥ 27,543
Intangible assets	17,335
Other non-current assets	23,337
Total assets	68,215
Current liabilities	25,501
Non-current liabilities	41,004
Total liabilities	66,505
Noncontrolling interests	3
Total identified assets and liabilities	1,707
Purchase price	8,234
Investments in TA before the consolidation as a subsidiary	4,198
Goodwill	¥ 10,725